Note 3: Other Current Assets: Schedule of Other Current Assets (Details) (USD $)	Aug. 31, 2013
Details
Other Current Assets, Beginning Balance	$ 833,274
Prepaid Legal	(3,274)
Prepaid Financial Services	1,336,000
Less: Amortization	(1,185,000)
Other Current Assets, Balance end of period	$ 981,000